Wilmington Small-Cap Strategy Fund
WILMINGTON SMALL-CAP STRATEGY FUND SUMMARY
Investment Goal
The Fund’s investment goal is to achieve long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and I Shares. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with fund operations. Acquired Fund Fees and Expenses are not included in the Fund’s financial statements, which provide a clearer picture of a fund’s actual operating costs. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Wilmington Funds. More information about these and other discounts is available from your financial professional, in the Fund’s prospectus in the section entitled “How are shares priced?”.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Wilmington Small-Cap Strategy Fund	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Wilmington Small-Cap Strategy Fund		Class A	Class I
Management Fee	[1]	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	[1]	0.25%	none
Other Expenses	[1]	0.78%	0.78%
Acquired Fund Fees and Expenses	[1]	0.06%	0.06%
Total Annual Fund Operating Expenses	[1]	1.64%	1.39%
Fee Waivers and/or Expense Reimbursements	[1][2]	(1.08%)	(1.08%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	0.56%	0.31%
[1]	The expense information in the table has been restated to reflect current fees.
[2]	The Fund's Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund's Class A Shares and Class I Shares will not exceed 0.50% and 0.25%, respectively, not including the effects of acquired fund fees and expenses, taxes or other extraordinary expenses. This waiver may be amended or withdrawn after August 31, 2013, or with the agreement of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example Wilmington Small-Cap Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	604	939	1,296	2,301
Class I	32	333	657	1,575

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period from July 1, 2011 through April 30, 2012, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio. During its most recent full fiscal year (June 30, 2011), the Fund’s portfolio turnover rate was 48% of the average value of its portfolio, which reflects the portfolio turnover rate of the predecessor fund. See the section entitled “Performance Information” for more information about the predecessor fund.
Principal Investment Strategies of the Fund
The Fund invests at least 80% of its assets in a diversified portfolio of U.S. equity (or equity-related) securities of small-cap companies. Small-cap companies are companies that have a market capitalization at the time of purchase less than the largest company in the Russell 2000 Index ($3.8 billion as of June 30, 2012) or less than the largest company expected to be included in the Russell 2000 Index after its next scheduled reconstitution. The Fund expects to invest substantially all of its assets in common stocks of U.S. companies.

The Fund’s investment advisor determines the tactical allocation of the Fund’s assets and uses returns-based and holdings-based style analysis tools to assess the tactical weightings. The Fund’s investment advisor currently allocates the Fund’s assets between growth and value stocks. Once the investment advisor determines the tactical allocations, the sub-advisor builds a portfolio in accordance with the investment advisor’s allocation instructions. The sub-advisor uses quantitative models to construct a portfolio for the Fund.

The sub-advisor invests in a representative sample of securities which are included in the Fund’s benchmark index (Russell 2000 Index) or another index of small-capitalization companies, weighted to reflect the investment advisor’s growth and value tactical allocations. The return for each of the growth and value portions of the portfolio are intended to correlate closely with the return for the corresponding growth and value components of the applicable benchmark. The sub-advisor will use its proprietary quantitative models to rebalance the portfolio and to make buy and sell decisions on individual securities. There is no assurance that the sub-advisor’s investment performance will equal or approximate that of the benchmark index.
Principal Risks of Investing in the Fund
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:
  Asset Allocation Risk. The Advisor’s asset allocation decisions among various investments may not anticipate market trends successfully. The Advisor may make less than optimal or poor asset allocation decisions. The Advisor attempts to identify investment allocations that will provide consistent, quality performance for the Fund, but there is no guarantee that the allocation techniques will produce the desired results. It is possible that the Advisor will focus on an investment that performs poorly or underperforms other investments under various market conditions. You could lose money on your investment in the Fund as a result of these allocation decisions.
  Company Size Risk. Smaller companies are usually less stable in price and less liquid than larger, more established companies. Therefore, they generally involve greater risk.
  Growth Investing Risk. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.
  Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time at the price that the seller would like.
  Stock Market Risk. The risk posed by the fact that the values of equity securities will rise and fall.
  Value Investing Risk. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in an up market.
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Performance Information
The returns presented for the Fund reflect the performance of a former series of WT Mutual Fund, also known as Wilmington Small-Cap Strategy Fund (the “Predecessor Fund”). The Fund has adopted the performance of the Predecessor Fund as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Fund and the Predecessor Fund have substantially similar investment goals and strategies.

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class I Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.wilmingtonfunds.com.
Annual Total Returns – Class I Shares Performance Over 8 Years

Best Quarter 20.15% 6/30/2009 Worst Quarter (26.19)% 12/31/2008
The Fund’s Class I Shares total return for the six-month period from January 1, 2012 to June 30, 2012 was 8.65%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns Wilmington Small-Cap Strategy Fund	1 Year	5 Years	Life of Fund	Inception Date
Class I Shares	(4.25%)	(0.90%)	5.67%	Jul. 01, 2003
Class I Shares Return After Taxes on Distributions	(4.71%)	(2.00%)	4.49%	Jul. 01, 2003
Class I Shares Return After Taxes on Distributions and Sale of Fund Shares	(2.77%)	(1.10%)	4.67%	Jul. 01, 2003
Russell 2000 Index (reflects no deductions for fees, expenses or taxes)	(4.18%)	0.15%	7.43%

After-tax performance is presented only for Class I Shares of the Fund. Class A Shares currently do not have any shareholders so no performance information is shown. If active, the returns would be less than the Class I Shares due to applicable fees and sales charges. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds Fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.